Premises and equipment_Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 467,114	₩ 435,791	[1]
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	640,764
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(173,650)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	449,878	416,828
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	615,201
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(165,323)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	17,236	₩ 18,963
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	25,563
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (8,327)

[1]	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.